Document and Entity Information	Sep. 21, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 21, 2021
Entity Registrant Name	CITIC Capital Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39222
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	28/F CITIC Tower
Entity Address, Address Line Two	1 Tim Mei Avenue, Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
Country Region	852
City Area Code	3710
Local Phone Number	6888
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001794621
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCAC
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CCAC WS
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	CCAC.U
Security Exchange Name	NYSE